SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Equity [Abstract]
Number of Shares, Outstanding, Beginning balance	0.059	0.059	0.06
Weighted Average Price Per Share, Outstanding, Beginning balance	$ 4,533,000	$ 13,730.00	$ 76,370.00
Number of Shares, Granted
Weighted Average Price Per Share, Granted
Number of Shares, Exercised
Weighted Average Price Per Share, Exercised
Number of Shares, Expired			(0.001)
Weighted Average Price Per Share, Expired			$ 3,750,000,000
Number of Shares, Outstanding, Ending balance	0.059	0.059	0.059
Weighted Average Price Per Share, Outstanding, Ending balance	$ 4,533,000	$ 4,533,000	$ 13,730.00
Number of Shares, Exercisable, Ending balance	0.059	0.059
Weighted Average Price Per Share, Exercisable, Ending balance	$ 4,533,000	$ 4,531,000
Weighted average remaining contractual term	6 years 1 month 17 days	6 years 10 months 17 days
Weighted average fair value of options granted during the period	0 years	0 years
Aggregate intrinsic value
Number of Shares, Forfeited
Weighted Average Price Per Share, Forfeited